Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,368,000.00
Previously Paid Amount	0.00
Total Fee Amount	206.02
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 206.02
Narrative - Max Aggregate Offering Price	$ 2,368,000.00
Final Prospectus	true